Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 29, 2023	Dec. 30, 2022	Dec. 30, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO(1)(2)	Average Summary Compensation Table Total for Non-CEO NEOs(2)(3)	Average Compensation Actually Paid to Non-CEO NEOs(4)	Value of Fixed Initial $100 Investment on December 31, 2019		Net Income (in millions)(6)	Adjusted EBITDA(*) (in millions)(7)
					WBD	Peer Group(5)
2024	$51,918,563	$63,582,984	$17,839,399	$16,974,522	$32	$220	$(11,482)	$9,032
2023	$49,702,546	$64,741,835	$17,194,027	$19,194,735	$35	$156	$(3,079)	$10,200
2022	$39,288,458	$(40,926,334)	$12,897,862	$8,377,049	$29	$94	$(7,297)	$7,718
2021	$246,573,481	$100,779,562	$10,960,057	$8,862,525	$72	$167	$1,197	$3,817
2020	$37,710,462	$3,723,331	$7,932,449	$5,441,613	$92	$132	$1,355	$4,196

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The non-CEO NEOs used for purposes of calculating the average shown for 2024, 2023 and 2022 were: Gunnar Wiedenfels, Chief Financial Officer, Bruce Campbell, Chief Revenue and Strategy Officer, JB Perrette, President and Chief Executive Officer, Global Streaming and Games, and Gerhard Zeiler, President, International. The non-CEO NEOs used for purposes of calculating the average shown for 2021 and 2020 were: Gunnar Wiedenfels, Chief Financial Officer, Bruce Campbell, Chief Development, Distribution and Legal Officer, JB Perrette, President and Chief Executive Officer, Discovery International, and David Leavy, Chief Corporate Operating Officer.
Peer Group Issuers, Footnote	Peer group used for purposes of this column is the S&P 500 Media and Entertainment Index.
PEO Total Compensation Amount	$ 51,918,563	$ 49,702,546	$ 39,288,458	$ 246,573,481	$ 37,710,462
PEO Actually Paid Compensation Amount	$ 63,582,984	64,741,835	(40,926,334)	100,779,562	3,723,331
Adjustment To PEO Compensation, Footnote	In calculating CAP to the CEO for each year in the table, the following amounts in the table below were deducted from and added to the Summary Compensation Table totals reported in the PVP table above:
CEO — Summary Compensation Table Total to CAP Reconciliation

Fiscal Year	Summary Compensation Total	Summary Compensation Table Total for Stock Awards	Summary Compensation Table Total for Option Awards	Awards Granted During the Year and Outstanding and Unvested as of FYE: Fair Value as of FYE	Awards Granted in Prior Years Outstanding and Unvested as of FYE: Change in Fair Value as of FYE (from Prior FYE)	Awards Granted During the FY that Vested during the FY: Fair Value as of the Vesting Date	Awards Granted in Prior FYs that Vested During the FY: Change in Fair Value as of the Vesting Date (from Prior FYE)	Awards that Fail to Meet the Applicable Vesting Conditions During the FY: Fair Value as of FYE	Dollar Value of any Dividends or other Earnings paid on Awards (not otherwise included in total compensation)	Total Compensation Actually Paid
2024	51,918,563	(23,098,980)	—	56,517,642	(11,854,629)	—	(9,899,612)	—	—	63,582,984
2023	49,702,546	(23,078,769)	—	34,242,033	1,585,715	—	2,290,310	—	—	64,741,835
2022	39,288,458	(12,025,683)	(1,448,138)	4,309,229	(80,586,333)	—	9,536,133	—	—	(40,926,334)
2021	246,573,481	(13,165,436)	(202,889,764)	94,913,135	(38,068,152)	—	13,416,298	—	—	100,779,562
2020	37,710,462	(12,501,020)	—	14,636,408	(28,358,989)	—	(7,763,530)	—	—	3,723,331
Our CEO does not have any accumulated benefit under any defined benefit or actuarial pension plans; accordingly, we did not deduct or add any amounts with respect to defined benefit pension plans in calculating CAP to the CEO.
In calculating CAP, the following assumptions were made with respect to adjustments:
(a) for PRSUs without the relative TSR modifier and all RSUs awarded to the CEO and non-CEO NEOs, which included grants made from 2017 through 2024, the awards were re-valued based on the applicable WBD or DISCA stock price on each of December 30, 2020 ($30.09), December 31, 2021 ($23.54), December 30, 2022 ($9.48) and December 29, 2023 ($11.38), and December 31, 2024 ($10.57).
(b) for PRSUs with the relative TSR modifier awarded to the non-CEO NEOs, which included a portion of the grants made in 2023 and 2024, the awards were re-valued using a Monte Carlo simulation that determines the probability that the performance targets will be achieved.
	(c) for stock options awarded to the CEO and non-CEO NEOs, which included grants made from 2018 through 2024, the awards were re-valued as of December 31, 2020, December 31, 2021, December 31, 2022, December 31, 2023, and December 31, 2024 using the Black-Scholes option-pricing model. The assumptions used for each valuation date included stock price, risk-free rate, stock price volatility and expected life as determined in accordance with FASB ASC Topic 718.
Non-PEO NEO Average Total Compensation Amount	$ 17,839,399	17,194,027	12,897,862	10,960,057	7,932,449
Non-PEO NEO Average Compensation Actually Paid Amount	$ 16,974,522	19,194,735	8,377,049	8,862,525	5,441,613
Adjustment to Non-PEO NEO Compensation Footnote	In calculating CAP, the following assumptions were made with respect to adjustments:
(a) for PRSUs without the relative TSR modifier and all RSUs awarded to the CEO and non-CEO NEOs, which included grants made from 2017 through 2024, the awards were re-valued based on the applicable WBD or DISCA stock price on each of December 30, 2020 ($30.09), December 31, 2021 ($23.54), December 30, 2022 ($9.48) and December 29, 2023 ($11.38), and December 31, 2024 ($10.57).
(b) for PRSUs with the relative TSR modifier awarded to the non-CEO NEOs, which included a portion of the grants made in 2023 and 2024, the awards were re-valued using a Monte Carlo simulation that determines the probability that the performance targets will be achieved.
(c) for stock options awarded to the CEO and non-CEO NEOs, which included grants made from 2018 through 2024, the awards were re-valued as of December 31, 2020, December 31, 2021, December 31, 2022, December 31, 2023, and December 31, 2024 using the Black-Scholes option-pricing model. The assumptions used for each valuation date included stock price, risk-free rate, stock price volatility and expected life as determined in accordance with FASB ASC Topic 718.
    In calculating Average CAP to non-CEO NEOs for each year in the table, the following amounts in the table below were deducted from and added to the Summary Compensation Table totals reported in the PVP table above:
Average Non–CEO NEOs — Summary Compensation Table Total to CAP Reconciliation

Fiscal Year	Summary Compensation Total	Summary Compensation Table Total for Stock Awards	Summary Compensation Table Total for Option Awards	Awards Granted During the Year and Outstanding and Unvested as of FYE: Fair Value as of FYE	Awards Granted in Prior Years Outstanding and Unvested as of FYE: Change in Fair Value as of FYE (from Prior FYE)	Awards Granted During the FY that Vested during the FY: Fair Value as of the Vesting Date	Awards Granted in Prior FYs that Vested During the FY: Change in Fair Value as of the Vesting Date (from Prior FYE)	Awards that Fail to Meet the Applicable Vesting Conditions During the FY: Fair Value as of FYE	Dollar Value of any Dividends or other Earnings paid on Awards (not otherwise included in total compensation)	Total Compensation Actually Paid
2024	17,839,399	(7,983,727)	(1,639,855)	11,809,981	(1,981,594)	—	(1,069,682)	—	—	16,974,522
2023	17,194,027	(8,035,548)	(1,933,921)	10,730,655	392,394	—	847,128	—	—	19,194,735
2022	12,897,862	(6,164,747)	—	2,577,204	(1,326,381)	—	393,111	—	—	8,377,049
2021	10,960,057	(1,919,984)	(2,442,832)	495,534	(824,947)	—	2,594,697	—	—	8,862,525
2020	7,932,449	(1,588,691)	(1,322,873)	1,389,376	(374,464)	—	(594,184)	—	—	5,441,613
Our non-CEO NEOs do not have any accumulated benefit under any defined benefit or actuarial pension plans; accordingly, we did not deduct or add any amounts with respect to defined benefit pension plans in calculating CAP to the non-CEO NEOs.

Compensation Actually Paid vs. Total Shareholder Return
CEO and Average NEO CAP vs. TSR*
	* The 5-year compensation history of the CEO and the average NEO shows that the disclosed CAP generally aligns with WBD's TSR, Net Income and Adjusted EBITDA performance. The exception to this was the CEO's CAP in 2021, which includes the option grant made to Mr. Zaslav in connection with the signing of the WarnerMedia Transaction and his entry into a new employment agreement. If the option grant were excluded, Mr. Zaslav's CAP in 2021 would have been less than his CAP in 2020, which aligns with our TSR, Net Income and Adjusted EBITDA performance in 2020 versus 2021.
Compensation Actually Paid vs. Net Income	CEO and Average NEO CAP vs. Net Income (GAAP)
Compensation Actually Paid vs. Company Selected Measure	CEO and Average NEO CAP vs. Adjusted EBITDA (Non-GAAP)
Tabular List, Table

2024 Most Important Performance Measures(1)
Adjusted EBITDA
Net Revenue
Free Cash Flow
Year-End Paid DTC Subscribers

Total Shareholder Return Amount	$ 32	35	29	72	92
Peer Group Total Shareholder Return Amount	220	156	94	167	132
Net Income (Loss)	$ (11,482,000,000)	$ (3,079,000,000)	$ (7,297,000,000)	$ 1,197,000,000	$ 1,355,000,000
Company Selected Measure Amount	9,032,000,000	10,200,000,000	7,718,000,000	3,817,000,000	4,196,000,000
PEO Name	Mr. Zaslav
Additional 402(v) Disclosure	A non-GAAP financial measure; see Appendix D for additional details. Net Income is as reported in our Annual Report on Form 10-K for the applicable year.
The following graphs illustrate the relationship between the CAP of our CEO and average non-CEO NEO ("Average NEO") and WBD's TSR, Net Income and Adjusted EBITDA performance over the five-year period from 2020 to 2024. The volatility in our stock price over the five-year period can be attributed to the impact of the WarnerMedia Transaction, as well as other separate factors that were beyond our control. While the Committee believes that driving stock price appreciation and TSR performance are important objectives for our CEO and non-CEO NEOs, it also believes that achieving other financial objectives, such as Adjusted EBITDA and FCF, as well as achieving other strategic objectives, such as growing our DTC business, are equally important and it has sought to align our executive compensation with these objectives, as further discussed in the CD&A in this proxy statement.
The five-year compensation history of the CEO and the average NEO shows that the disclosed CAP generally aligns with WBD's TSR, Net Income and Adjusted EBITDA performance. The exception to this was the CEO's CAP in 2021 which includes the option grant made to Mr. Zaslav in connection with the signing of the WarnerMedia Transaction and his entry into a new employment agreement. All of the 2021 options awarded to Mr. Zaslav have a strike price that is higher than the current trading price of WBD common stock. If the 2021 option grant were excluded, Mr. Zaslav's CAP in 2021 would have been substantially lower and better aligned with TSR, Net Income, and Adjusted EBITDA performance for the five-year period.
Overall, the Committee believes the executive compensation program strikes an appropriate balance between incentivizing our executives based on performance, as well as utilizing market competitive pay practices. This is also evidenced by the performance metrics the Committee selected to link pay with performance as described in the section below. See our "Compensation Discussion and Analysis" in this proxy statement for additional information regarding WBD's pay-for-performance philosophy.
Our executive compensation programs are designed to implement our pay-for-performance compensation philosophy. We strive to ensure a strong alignment between the interests of our stockholders and those of our executives. To align pay and performance, the Committee seeks to utilize metrics that will incentivize our executives to execute against our strategic priorities and deliver long-term sustainable growth. The metrics listed below are the performance measures the Committee deemed as most important for purposes of determining 2024 compensation as further described in our "Compensation Discussion and Analysis" in this proxy statement. Adjusted EBITDA, Net Revenue and Year-End Paid DTC Subscribers were the financial metrics used in our 2024 cash bonus program for the CEO and CFO and the 2024 ICP. FCF was the financial metric used for the 2024 Annual PRSU awards and the Supplemental PRSU awards granted in 2024.
See "2024 Financial Metrics" beginning on page 59 for more information on Adjusted EBITDA, Net Revenue and Year-End Paid DTC Subscribers and page 70 for more information on FCF.
Under Section 953(b) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(u) of Regulation S-K, we are required to provide the ratio of the annual total compensation of our CEO to the annual total compensation of the median-paid employee of the Company ("Median Employee"). Our 2024 CEO to Median Employee pay ratio was calculated in accordance with Item 402(u) of Regulation S-K, and represents a reasonable estimate.
As permitted under SEC rules, we used the same median employee that we used for purposes of disclosing our 2022 pay ratio as there has been no change in our employee population or employee compensation arrangements that we believe would significantly impact the pay ratio disclosure.
As described in our proxy statement filed on March 29, 2023, to determine our employee population, we defined "employee" as any full-time, part-time or temporary individual employed and paid by us or any of our consolidated subsidiaries as of December 31, 2022. We did not include freelance workers, temporary individuals employed and paid by a third party or independent contractors. To identify the Median Employee from our employee population, we used base salary amounts as of December 31, 2022 as our consistently applied compensation measure. For employees paid in foreign currencies, we converted their base salary into U.S. dollar amounts using an exchange rate as of December 31, 2022. We then sorted the employees (excluding our CEO) by their U.S. dollar equivalent base salary amounts and thereby identified our Median Employee.
Using the same methodology we used for our NEOs (including our CEO) as set forth in the 2024 Summary Compensation Table resulted in our Median Employee having annual total compensation of $130,316. The 2024 annual total compensation for our CEO as disclosed in the 2024 Summary Compensation Table was $51,918,563. Therefore, the ratio of our CEO’s annual total compensation to the Median Employee’s annual total compensation was 398 to 1.

Adjustment To Compensation Amount, Share Price	$ 10.57		$ 23.54			$ 11.38	$ 9.48	$ 30.09
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Our Company-selected measure is Adjusted EBITDA, which is a non-GAAP financial measure. See page 59 in our Compensation Discussion and Analysis under the heading "2024 Financial Metrics" for a definition of Adjusted EBITDA.
Measure:: 2
Pay vs Performance Disclosure
Name	Net Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Year-End Paid DTC Subscribers
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (23,098,980)	$ (23,078,769)			$ (12,501,020)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,517,642	34,242,033	$ 4,309,229	$ 94,913,135	14,636,408
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,854,629)	1,585,715	(80,586,333)	(38,068,152)	(28,358,989)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,899,612)	2,290,310	9,536,133	13,416,298	(7,763,530)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(12,025,683)	(13,165,436)
PEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,448,138)	(202,889,764)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,809,981	10,730,655	2,577,204	495,534	1,389,376
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,981,594)	392,394	(1,326,381)	(824,947)	(374,464)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,069,682)	847,128	393,111	2,594,697	(594,184)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,983,727)	(8,035,548)	(6,164,747)	(1,919,984)	(1,588,691)
Non-PEO NEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,639,855)	$ (1,933,921)	$ 0	$ (2,442,832)	$ (1,322,873)